RECENT ACCOUNTING DEVELOPMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING DEVELOPMENTS
RECENT ACCOUNTING DEVELOPMENTS

ASC Topic 205, Presentation of Financial Statements and ASC Topic 360, Property, Plant, and Equipment. In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the criteria for determining which disposals can be presented as discontinued operations and modifies the related disclosure requirements. This guidance should be applied prospectively to new disposals and new classifications of disposal groups as held for sale after the effective date which is fiscal years beginning on or after December 15, 2014, and interim periods within those annual periods. The adoption of this amendment in the first quarter of 2015, did not have a material impact on the presentation of our condensed consolidated financial statements.

ASC Topic 605, Revenue Recognition. In May 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers. This ASU will replace all current GAAP guidance on this topic and eliminate all industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. This guidance will be effective for periods beginning after December 15, 2016 and can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. We are evaluating the impact of adopting this new accounting standard on our condensed consolidated financial statements.

 ASC Topic 205, Presentation of Financial Statements-Going Concern. In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern. This ASU provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. The ASU is effective for periods beginning after December 15, 2016. We are evaluating the impact of adopting this new accounting standard on our condensed consolidated financial statements.

ASC Topic 835, Interest. In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs. This ASU changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The ASU is effective for periods beginning after December 15, 2015. We are evaluating the impact of adopting this new accounting standard on our condensed consolidated financial statements.

Other new accounting pronouncements issued but not effective until after March 31, 2015, are not expected to have a significant effect on our condensed consolidated financial statements.

RECENT ACCOUNTING DEVELOPMENTS

ASC Topic 405, Obligations from Joint and Several Liability Arrangements. In February 2013, the FASB issued Accounting Standards Update, or “ASU,” 2013-04, Liabilities (Topic 405), Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. This ASU defines how entities measure obligations from joint and several liability arrangements which are fixed at the reporting date and for which no U.S. GAAP guidance exists. The guidance also requires entities to disclose the nature, amount and other information about those obligations. The ASU is effective for periods beginning after December 15, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of this amendment in the first quarter of 2014, did not have a material impact on the presentation of our consolidated financial statements.

ASC Topic 205, Presentation of Financial Statements and ASC Topic 360, Property, Plant, and Equipment. In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the criteria for determining which disposals can be presented as discontinued operations and modifies the related disclosure requirements. This guidance should be applied prospectively to new disposals and new classifications of disposal groups as held for sale after the effective date which is fiscal years beginning on or after December 15, 2014, and interim periods within those annual periods.

ASC Topic 605, Revenue Recognition. In May 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers. This ASU will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. This guidance will be effective for periods beginning after December 15, 2016 and can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. We are evaluating the impact of adopting this new accounting standard on our consolidated financial statements.

 ASC Topic 205, Presentation of Financial Statements-Going Concern. In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern. This ASU provides guidance on determining when and how to disclose going concern uncertainties in the financial statements. The ASU is effective for periods beginning after December 15, 2016. The adoption of this standard is not expected to have a material impact on the presentation of our consolidated financial statements.

Other new accounting pronouncements issued but not effective until after December 31, 2014, are not expected to have a significant effect on our consolidated financial statements.